Summary of Significant Accounting Policies - Power Cost Adjustment Mechanism (Details) (USD $)									12 Months Ended						12 Months Ended
	Jan. 10, 2007 Customers' Share [Member] Range 1 [Member]	Jan. 10, 2007 Customers' Share [Member] Range 2 [Member]	Jan. 10, 2007 Customers' Share [Member] Range 3 [Member]	Jan. 10, 2007 Customers' Share [Member] Range 4 [Member]	Jan. 10, 2007 Company's Share [Member] Range 1 [Member]	Jan. 10, 2007 Company's Share [Member] Range 2 [Member]	Jan. 10, 2007 Company's Share [Member] Range 3 [Member]	Jan. 10, 2007 Company's Share [Member] Range 4 [Member]	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2009 Minimum	Dec. 31, 2011 Minimum Range 1 [Member]	Dec. 31, 2011 Minimum Range 2 [Member]	Dec. 31, 2011 Minimum Range 3 [Member]	Dec. 31, 2011 Maximum	Dec. 31, 2010 Maximum	Dec. 31, 2009 Maximum	Dec. 31, 2011 Maximum Range 2 [Member]	Dec. 31, 2011 Maximum Range 3 [Member]	Dec. 31, 2011 Maximum Range 4 [Member]
Regulatory Assets [Line Items]
Annual Power Cost Variability									$ 20,000,000	$ 20,000,000	$ 20,000,000				$ 40,000,000	$ 40,000,000	$ 40,000,000
Annual Power Cost Variability, Pecentage	0.00%	50.00%	90.00%	95.00%	100.00%	50.00%	10.00%	5.00%
Annual Power Cost Variability, Graduated Scale, Range												$ 20,000,000	$ 20,000,000	$ 40,000,000				$ 40,000,000	$ 120,000,000	$ 120,000,000